Concentrations - Schedule of Each Supplier that Accounted Total Purchases (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Concentration Risk [Line Items]
Total purchases, amount	$ 14,286,006		$ 6,590,899		$ 2,188,426
Total purchases, percentage	76.00%		45.00%		10.00%
Suppliers H [Member]
Concentration Risk [Line Items]
Total purchases, amount	$ 4,320,180			[1]		[1]
Total purchases, percentage	23.00%			[1]		[1]
Suppliers F [Member]
Concentration Risk [Line Items]
Total purchases, amount	$ 4,112,854		$ 2,526,308			[1]
Total purchases, percentage	22.00%		17.00%			[1]
Suppliers G [Member]
Concentration Risk [Line Items]
Total purchases, amount	$ 3,753,908			[1]		[1]
Total purchases, percentage	20.00%			[1]		[1]
Suppliers L [Member]
Concentration Risk [Line Items]
Total purchases, amount	$ 2,099,064		$ 1,884,765			[1]
Total purchases, percentage	11.00%		13.00%			[1]
Suppliers M [Member]
Concentration Risk [Line Items]
Total purchases, amount		[1]	$ 2,179,826			[1]
Total purchases, percentage		[1]	15.00%			[1]
Suppliers N [Member]
Concentration Risk [Line Items]
Total purchases, amount		[1]		[1]	$ 2,188,426
Total purchases, percentage		[1]		[1]	10.00%

[1]	The percentage is below 10%